Equity offerings and drilling unit sale transactions with Seadrill Partners (Sale of Company Drilling Units to Seadrill Partners) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	15 Months Ended
	Dec. 31, 2014	Jan. 02, 2014
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price		$ 1,793	[1]
Less net assets transferred		(486)
Excess of sales price over net assets transferred		1,307
Deemed contribution to Seadrill shareholders from non-controlling interest	13	209
T-15
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price		74	[1]
Less net assets transferred		5
Excess of sales price over net assets transferred		79
Deemed contribution to Seadrill shareholders from non-controlling interest		19
T-16
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price		68	[1]
Less net assets transferred		0
Excess of sales price over net assets transferred		68
Deemed contribution to Seadrill shareholders from non-controlling interest		16
West Sirius
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price		922	[1]
Less net assets transferred		(375)
Excess of sales price over net assets transferred		547
Deemed contribution to Seadrill shareholders from non-controlling interest		105
West Leo
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price		729	[1]
Less net assets transferred		(116)
Excess of sales price over net assets transferred		613
Deemed contribution to Seadrill shareholders from non-controlling interest		$ 69

[1]	The Adjusted sales price above includes debt assumed and working capital adjustments.